Risk and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
Risk and Uncertainties	RISKS AND UNCERTAINTIESThe Plan provides for investment in various investment securities. In general, these securities are exposed to various risks, such as interest rate, market, and credit in addition to changes in economic conditions. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such change could materially affect the amounts reported in the accompanying statements of assets available for benefits.